SEGMENT INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION AND REVENUE ANALYSIS

23. SEGMENT INFORMATION AND REVENUE ANALYSIS

The Company follows ASC 280, Segment Reporting, which requires that companies to disclose segment data based on how management makes decision about allocating resources to each segment and evaluating their performances. The Company has three reporting segments. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company considers itself to be operating within one reportable segment. The Company’s revenue and net income are substantially derived from diamond trading.

Disaggregated information of revenues by business lines are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2024	2023	2022

Diamond trading	$18,724,190	$15,152,777	$—
Commodity trading	—	58,118,001	1,149,163
Information service	—	415,955	884,329
Interactive toys - animation series	—	—	6,903
Interactive toys - game series	—	—	155,559
Total revenues	$18,724,190	$73,686,733	$2,195,954

Disaggregated information by business lines are as follows:

Year ended December 31, 2024

Diamond Trading
Revenue	$18,724,190

Costs of revenue	(17,178,241)
Gross Profit	1,545,949

Year ended December 31, 2023

	Diamond	Commodity	Information
	Trading	Trading	service
Revenue	$15,152,777	$58,118,001	$415,955

Costs of revenue	(13,901,688)	(58,081,952)	(549,242)
Gross Profit	1,251,089	36,049	(133,287)

Year ended December 31, 2022

	Interactive toys animation series	Interactive toys game series	Commodity Trading	Information Service

Revenue	$6,903	$155,559	$1,149,163	$884,329
Costs of revenue	(3,420)	(78,118)	(50,804)	(826,096)
Gross Profit	$3,483	$77,441	$1,098,359	$58,233

The Company’s operations are primarily based in the PRC, where the Company derives a substantial portion of their revenues. Management also reviews consolidated financial results by business locations. Disaggregated information of revenues by geographic locations are as follows

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022

Domestic PRC revenues	$18,724,190	$73,686,733	$2,195,954
Export revenues	—	—	—
Total revenues	$18,724,190	$73,686,733	$2,195,954

Segment asset

	December 31,	December 31,
	2024	2023
Diamond trading	$10,672,436	$33,029,615
Gold	64,560,000	—
Commodity trading	—	114,900
Information service	—	2,507,120
Corporate and Unallocated	—	13,611,203
Total	75,232,436	49,262,838

Assets subject to attribution to business segments largely include property, plant and equipment, receivable and right of use assets. All other items are reflected in Corporate and Unallocated.